Inventories - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory [Line Items]
Cost of inventories recognised as expense during period	$ 386,900	$ 367,310
Production costs	449,748	445,183
Depreciation charges		218,129
Gold, Lead, and Zinc Concentrate
Inventory [Line Items]
Production costs	$ 0	2,122
Depreciation charges		$ 206